Note 12 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Expense (Benefit), Total
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	7,600	(20,900)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	0	0
State and Local Jurisdiction [Member]
Income Tax Expense (Benefit), Total	0	0
Operating Loss Carryforwards, Total		$ 199,300
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	3,100
Domestic Tax Authority [Member]
Operating Loss Carryforwards, Total	282,700
Operating Loss Carryforwards, Not Subject to Expiration	25,200
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	$ 2,800